Accounts receivable	3 Months Ended
Mar. 31, 2025
Accounts receivable
Accounts receivable

4. Accounts Receivable

	March 31, 2025	December 31, 2024
Trade accounts receivable	$4,403	$5,263
Other accounts receivable	58	35
	$4,461	$5,298

As at March 31, 2025, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable which totaled 86% in aggregate (Customer A – 23%, Customer B – 21%, Customer C – 42%).  As at December 31, 2024, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable, which totaled 82% in aggregate (Customer A – 27%, Customer B – 12%, Customer C – 43%).